Loans and advances to customers - Schedule of movement of gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (163,853)	€ (176,554)
Impairment at end of year	(193,716)	(163,853)	€ (176,554)
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	215	284
Impairment at end of year	226	215	284
Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(972,682)	(916,199)
Impairment at end of year	(1,036,004)	(972,682)	(916,199)
Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Write-offs	12,235	9,089	8,930
Exchange differences and other changes	(418)	(529)	3,336
Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	22,964	23,595
Impairment at end of year	22,684	22,964	23,595
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	977,571	914,328	932,252
Net changes on financial assets	75,052	50,281	49,945
Write-offs	(12,235)	(9,089)	(8,930)
Exchange differences and other changes	1,786	22,051	(58,939)
Impairment at end of year	1,042,174	977,571	914,328
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	878,700	817,906	849,939
To stage 2 from stage 1	(31,811)	(33,051)	(43,170)
Increase (Decrease) Through Transfers From Stage 1 To Stage 3 Financial Assets	(11,143)	(6,617)	(5,120)
To stage 1 from stage 2	18,907	17,796	13,459
To stage 1 from stage 3	456	271	578
Net changes on financial assets	86,459	62,629	53,555
Exchange differences and other changes	1,293	19,766	(51,335)
Impairment at end of year	942,861	878,700	817,906
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	67,584	66,104	50,476
To stage 2 from stage 1	31,811	33,051	43,170
To stage 3 from stage 2	(8,487)	(5,836)	(8,734)
To stage 1 from stage 2	(18,907)	(17,796)	(13,459)
To stage 2 from stage 3	3,250	1,865	1,831
Net changes on financial assets	(8,839)	(11,629)	(2,951)
Exchange differences and other changes	284	1,825	(4,229)
Impairment at end of year	66,696	67,584	66,104
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	31,287	30,318	31,837
Increase (Decrease) Through Transfers From Stage 1 To Stage 3 Financial Assets	11,143	6,617	5,120
To stage 3 from stage 2	8,487	5,836	8,734
To stage 2 from stage 3	(3,250)	(1,865)	(1,831)
To stage 1 from stage 3	(456)	(271)	(578)
Net changes on financial assets	(2,568)	(719)	(659)
Write-offs	(12,235)	(9,089)	(8,930)
Exchange differences and other changes	209	460	(3,375)
Impairment at end of year	€ 32,617	€ 31,287	€ 30,318